FORM 13F

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2004

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Sadoff Investment Management LLC
Address:  250 W. Coventry Court, Suite 109
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ronald Sadoff
Title:         Managing Member
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:


/s/ Ronald Sadoff     Milwaukee, Wisconsin    10/29/04
------------------   ----------------------  ----------
     (Signature)         (City/State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

		  FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          52

Form 13F Information Table Value Total:    $212,063
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this
report.   NONE





                                   SADOFF INVESTMENT MANAGEMENT LLC
                                               FORM 13F
                                               30-Sep-04

                              Title                                                   Voting Authority
                               of             Value    Shares/ Sh/ Put/ Invstmt Otr   ----------------
Name of Issuer                class CUSIP     (x$1000) Prn Amt Prn Call Dscretn Mgrs  Sole   Shd  None
--------------                ----- --------  -------  ------- --- ---- ------- ---- ------- --- -----
BAUSCH & LOMB INC.             COM  071707103    6,037  90,850 SH        Sole          90,850
BIOMET INC.                    COM  090613100    6,623 141,278 SH        Sole         141,278
BROWN SHOE CO.                 COM  115736100    3,129 124,858 SH        Sole         124,858
C.R. BARD INC.                 COM  067383109   10,090 178,178 SH        Sole         178,178
CITIZENS BANKING               COM  174420109      326  10,000 SH        Sole          10,000
COCA COLA CO .                 COM  191216100      261   6,525 SH        Sole           6,525
CRANE COMPANY                  COM  224399105    4,564 157,808 SH        Sole         157,808
EATON CORP.                    COM  278058102    8,117 128,010 SH        Sole         128,010
EATON VANCE INSURED MUNI       COM  27827X101      893  64,000 SH        Sole          64,000
EXXON MOBIL CORP.              COM  30231G102      307   6,350 SH        Sole           6,350
FOOT LOCKER INC.               COM  344849104    4,564 192,578 SH        Sole         192,578
GANNETT INC.                   COM  364730101    6,997  83,539 SH        Sole          83,539
GENERAL ELEC CO.               COM  369604103      285   8,487 SH        Sole           8,487
GENERAL MILLS                  COM  370334104   10,433 232,356 SH        Sole         232,356
HERSHEY FOODS                  COM  427866108    2,215  47,420 SH        Sole          47,420
IDEX CORP.                     COM  45167R104    5,510 162,262 SH        Sole         162,262
INTERNATIONAL GAME TECH        COM  459902102    3,228  89,790 SH        Sole          89,790
JC PENNY CO INC.               COM  708160106    5,941 168,409 SH        Sole         168,409
JOHNSON & JOHNSON              COM  478160104      221   3,917 SH        Sole           3,917
KELLOGG CO.                    COM  487836108   13,057 306,074 SH        Sole         306,074
KNIGHT RIDDER                  COM  499040103    3,741  57,151 SH        Sole          57,151
LEE ENTERPRISES                COM  523768109    3,434  74,100 SH        Sole          74,100
LENNAR CORP.                   COM  526057104    8,267 173,678 SH        Sole         173,678
MANDALAY RESORT                COM  562567107      487   7,100 SH        Sole           7,100
MARSHALL & ILSLEY              COM  571834100      272   6,760 SH        Sole           6,760
MAY DEPARTMENT STORES          COM  577778103    6,887 268,717 SH        Sole         268,717
MCCORMICK & CO.                COM  579780206   11,376 331,290 SH        Sole         331,290
MORGAN STANLEY INSURED MUNI    COM  61745P866      442  31,600 SH        Sole          31,600
MOTOROLA INCORPORATED          COM  620076109      920  51,000 SH        Sole          51,000
MSDW QUALITY MUNI INCOME       COM  61745P734      223  16,250 SH        Sole          16,250
MUNIYIELD INSURED              COM  62630E107    1,178  80,946 SH        Sole          80,946
NEIMAN MARCUS                  COM  640204202    4,916  85,489 SH        Sole          85,489
NEW YORK TIMES                 COM  650111107    5,791 148,116 SH        Sole         148,116
NIKE INC.                      COM  654106103    8,651 109,789 SH        Sole         109,789
NORDSTROM INC.                 COM  655664100    6,852 179,178 SH        Sole         179,178
NUVEEN INSURED MUNI OPPORTUNIT COM  670984103    1,328  85,696 SH        Sole          85,696
NUVEEN INSURED PREMIUM MUNI    COM  6706D8104      612  44,300 SH        Sole          44,300
NUVEEN INSURED QUALITY MUNI    COM  67062N103      557  35,700 SH        Sole          35,700
PROGRESS ENERGY                COM  743263105      994  23,469 SH        Sole          23,469
PULTE HOMES INC.               COM  745867101    6,366 103,739 SH        Sole         103,739
REEBOK INTL.                   COM  758110100    5,134 139,809 SH        Sole         139,809
SAKS INC.                      COM  79377W108    2,814 233,545 SH        Sole         233,545
SMUCKERS JM                    COM  832696405    5,860 131,957 SH        Sole         131,957
ST JUDE MEDICAL                COM  790849103   10,200 135,518 SH        Sole         135,518
SOUTHERN CO.                   COM  842587107      502  16,746 SH        Sole          16,746
TOLL BROTHERS                  COM  889478103    6,027 130,089 SH        Sole         130,089
VARIAN MEDICAL                 COM  92220P105    3,930 113,678 SH        Sole         113,678
WASHINGTON POST                COM  939640108    3,815   4,147 SH        Sole           4,147
WELLPOINT HEALTH NETWORK       COM  94973H108      539   5,130 SH        Sole           5,130
WISCONSIN ENERGY               COM  976657106      396  12,399 SH        Sole          12,399
WPS RESOURCES                  COM  92931B106      283   6,300 SH        Sole           6,300
WRIGLEY WM JR CO.              COM  982526105    6,471 102,216 SH        Sole         102,216
REPORT SUMMARY                  52             212,063